ROBINSON ALTERNATIVE YIELD PRE-MERGER SPAC ETF

SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 55.5%
Special Purpose Acquisition Companies (SPACs) - 55.5%
Accretion Acquisition Corp. (1)	$2,065	$20,113
AF Acquisition Corp. - Class A (1)	21,600	208,872
Altitude Acquisition Corp. - Class A (1)	26,033	257,466
Anzu Special Acquisition Corp. I - Class A (1)	21,615	209,449
Authentic Equity Acquisition Corp. - Class A (1)	26,319	256,479
Berenson Acquisition Corp. I - Class A (1)	27,004	261,129
Big Sky Growth Partners, Inc. - Class A (1)	25,000	241,500
Bite Acquisition Corp. (1)	7,733	74,855
Blockchain Moon Acquisition Corp. (1)	22,574	220,774
BOA Acquisition Corp. (1)	11,603	114,638
Build Acquisition Corp. - Class A (1)	16,393	159,012
BYTE Acquisition Corp. - Class A (1)	21,759	210,410
CF Acquisition Corp. VI - Class A (1)	8,666	100,959
Clarim Acquisition Corp. - Class A (1)	21,601	209,314
Conx Corp. - Class A (1)	2,021	19,806
DHB Capital Corp. - Class A (1)	21,551	208,829
Disruptive Acquisition Corp. I - Class A (1)	11,684	114,153
Fintech Evolution Acquisition Group (1)	33,678	325,835
Flame Acquisition Corp. - Class A (1)	21,800	211,024
Fusion Acquisition Corp. II - Class A (1)	21,590	209,423
GigCapital5, Inc. (1)	25,000	247,500
Glass Houses Acquisition Corp. - Class A (1)	7,751	74,952
Global Partner Acquisition Corp. II - Class A (1)	21,560	210,210
Globalink Investment, Inc. (1)	904	8,882
Goal Acquisitions Corp. (1)	19,930	193,122
Golden Arrow Merger Corp. - Class A (1)	8,199	79,448
GX Acquisition Corp. II (1)	21,561	210,651
Hudson Executive Investment Corp. III - Class A (1)	24,368	236,613
Ibere Pharmaceuticals - Class A (1)	7,718	74,980
InterPrivate II Acquisition Corp. - Class A (1)	21,544	208,516
InterPrivate III Financial Partners, Inc. - Class A (1)	6,715	66,478
Kairos Acquisition Corp. - Class A (1)	21,654	211,127
Kismet Acquisition Two Corp. - Class A (1)	7,701	74,623
Liberty Resources Acquisition Corp. - Class A (1)	30,000	297,000
Lionheart III Corp. - Class A (1)	26,730	263,290
Marlin Technology Corp. - Class A (1)	26,825	260,739
Mason Industrial Technology, Inc. - Class A (1)	24,700	240,084
Medicus Sciences Acquisition Corp. - Class A (1)	5,068	49,185
Newbury Street Acquisition Corp. (1)	21,736	209,970
Northern Star Investment Corp. IV - Class A (1)	21,537	209,124
One Equity Partners Open Water I Corp. - Class A (1)	17,512	170,917
Orion Acquisition Corp. - Class A (1)	15,298	148,238
Osiris Acquisition Corp. - Class A (1)	21,629	208,720
Priveterra Acquisition Corp. - Class A (1)	21,623	209,743
Property Solutions Acquisition Corp. II - Class A (1)	21,620	209,714
Provident Acquisition Corp. - Class A (1)	21,809	211,983
Revolution Healthcare Acquisition Corp. - Class A (1)	26,893	260,324
Ross Acquisition Corp. II - Class A (1)	11,581	112,220
RXR Acquisition Corp. (1)	21,506	208,608
Science Strategic Acquisition Corp. Alpha - Class A (1)	7,691	74,833
Senior Connect Acquisition Corp. I - Class A (1)	25,000	243,750
Software Acquisition Group Inc III - Class A (1)	25,000	247,000
Tailwind International Acquisition Corp. - Class A (1)	27,003	262,469
TB SA Acquisition Corp. - Class A (1)	24,673	239,328
Tech and Energy Transition Corp. (1)	21,579	209,101
TLG Acquisition One Corp. - Class A (1)	21,574	209,484
Tristar Acquisition I Corp. - Class A (1)	26,078	253,478
Twelve Seas Investment Co. II (1)	8,217	79,787
Warburg Pincus Capital Corp. I-B - Class A (1)	22,015	213,986
Z-Work Acquisition Corp. - Class A (1)	21,594	209,354
Total Common Stocks
(Cost $11,056,922)		11,043,571

	Units
Units - 44.4%
Special Purpose Acquisition Companies (SPACs) - 44.4%
10X Capital Venture Acquisition Corp. III - Class A (1)	5,000	50,150
Aetherium Acquisition Corp. - Class A (1)	16,400	163,836
Ahren Acquisition Corp. - Class A (1)	26,465	264,121
Andretti Acquisition Corp. - Class A (1)	25,000	249,750
Anthemis Digital Acquisitions I Corp. - Class A (1)	16,017	161,371
AP Acquisition Corp. - Class A (1)	26,309	264,142
Arbor Rapha Capital Bioholdings Corp. I - Class A (1)	20,348	204,090
Arogo Capital Acquisition Corp. - Class A (1)	25,000	251,000
Artemis Strategic Investment Corp. - Class A (1)	4,268	42,808
Ault Disruptive Technologies Corp. (1)	26,447	264,999
BioPlus Acquisition Corp. - Class A (1)	25,293	251,918
Black Mountain Acquisition Corp. - Class A (1)	4,229	42,649
Bullpen Parlay Acquisition Co. - Class A (1)	16,291	162,503
BurTech Acquisition Corp. - Class A (1)	26,482	264,290
C5 Acquisition Corp. - Class A (1)	26,000	260,520
Canna-Global Acquisition Corp. - Class A (1)	888	9,004
CF Acquisition Corp. VII - Class A (1)	33,685	335,503
Colombier Acquisition Corp. (1)	21,389	208,543
Crescera Capital Acquisition Corp. - Class A (1)	17,747	176,583
Crixus BH3 Acquisition Co. - Class A (1)	16,025	159,849
EVe Mobility Acquisition Corp. - Class A (1)	26,465	264,253
Finnovate Acquisition Corp. - Class A (1)	885	8,899
FinServ Acquisition Corp. II - Class A (1)	20,000	196,200
Fortune Rise Acquisition Corp. - Class A (1)	3,384	34,077
FTAC Emerald Acquisition Corp. - Class A (1)	25,000	248,250
Games & Esports Experience Acquisition Corp. - Class A (1)	20,947	210,727
Gardiner Healthcare Acquisitions Corp. (1)	26,000	261,950
Global Consumer Acquisition Corp. (1)	11,024	111,122
Healthcare AI Acquisition Corp. - Class A (1)	26,465	262,004
Hudson Executive Investment Corp. III - Class A (1)	2,114	20,717
InFinT Acquisition Corp. - Class A (1)	15,074	150,740
Jackson Acquisition Co. - Class A (1)	26,552	264,989
KnightSwan Acquisition Corp. - Class A (1)	30,000	299,100
Legato Merger Corp. II (1)	891	8,963
Motive Capital Corp. II - Class A (1)	26,897	268,970
Northern Star Investment Corp. IV - Class A (1)	5,060	49,487
OmniLit Acquisition Corp. - Class A (1)	1,500	14,985
Oxus Acquisition Corp. - Class A (1)	8,000	81,600
Pearl Holdings Acquisition Corp. - Class A (1)	26,482	263,761
PepperLime Health Acquisition Corp. - Class A (1)	4,307	42,962
Phoenix Biotech Acquisition Corp. - Class A (1)	6,052	61,065
PROOF Acquisition Corp. I - Class A (1)	26,000	261,040
Revelstone Capital Acquisition Corp. - Class A (1)	26,658	264,181
Roth CH Acquisition V Co. (1)	896	8,915
Schultze Special Purpose Acquisition Corp. II - Class A (1)	4,315	42,719
Southport Acquisition Corp. - Class A (1)	26,449	266,341
Spree Acquisition Corp. 1 Ltd. - Class A (1)	26,482	264,343
Swiftmerge Acquisition Corp. - Class A (1)	26,658	264,447
Target Global Acquisition I Corp. - Class A (1)	26,570	265,434
TG Venture Acquisition Corp. - Class A (1)	8,145	81,939
Thunder Bridge Capital Partners IV, Inc. (1)	12,484	122,343
Trajectory Alpha Acquisition Corp. - Class A (1)	2,600	25,844
Tristar Acquisition I Corp. - Class A (1)	4,305	42,899
Total Units
(Cost $8,853,887)		8,822,895

	Shares
Warrants - 0.1%
AF Acquisition Corp., Strike Price $11.50, Expires 03/31/2028 (1)	1,338	526
Anzu Special Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027 (1)	1,346	634
BOA Acquisition Corp., Strike Price $11.50, Expires 02/22/2028 (1)	1,348	514
Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023 (1)	1,347	606
CF Acquisition Corp. VI, Strike Price $11.50, Expires 02/18/2028 (1)	378	1,108
Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,344	532
DHB Capital Corp., Strike Price $11.50, Expires 03/15/2028 (1)	1,341	657
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028 (1)	1,343	665
Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027 (1)	1,339	531
Global Partner Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027 (1)	673	371
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026 (1)	1,347	593
GX Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028 (1)	1,342	665
InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/2028 (1)	807	395
Northern Star Investment Corp. IV, Strike Price $11.50, Expires 12/31/2027 (1)	672	349
One Equity Partners Open Water I Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,342	550
Orion Acquisition Corp., Strike Price $11.50, Expires 02/19/2026 (1)	1,011	495
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028 (1)	2,027	926
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,343	630
Property Solutions Acquisition Corp. II, Strike Price $11.50, Expires 03/01/2026 (1)	1,006	402
Ross Acquisition Corp. II, Strike Price $11.50, Expires 02/12/2026 (1)	1,342	663
RXR Acquisition Corp., Strike Price $11.50, Expires 03/08/2026 (1)	808	404
TB SA Acquisition Corp., Strike Price $11.50, Expires 03/25/2028 (1)	1,341	659
Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,342	590
TLG Acquisition One Corp., Strike Price $11.50, Expires 01/25/2028 (1)	1,348	654
Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028 (1)	1,347	487
Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/2026 (1)	1,341	587
Total Warrants
(Cost $28,681)		15,193

Short-Term Investments - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X, 0.026% (2)	221,881	221,881
Total Short-Term Investments
(Cost $221,881)		221,881

Total Investments in Securities - 101.1%
(Cost $20,161,371)		20,103,540
Liabilities in Excess of Other Assets - (1.1)%		(217,281)
Total Net Assets - 100.0%		$19,886,259

(1) Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of January 31, 2022.

Summary of Fair Value Exposure at January 31, 2022 (Unaudited)

Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$9,499,503	$1,544,068	$–	$11,043,571
Units	–	7,270,464	1,552,431	–	8,822,895
Warrants	–	11,244	3,949	–	15,193
Short-Term Investments	–	221,881	–	–	221,881
Total Investments in Securities	$–	$17,003,092	$3,100,448	$–	$20,103,540